Capital Structure (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended		6 Months Ended
	Apr. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Mar. 04, 2011	Dec. 31, 2011 Redeemable Convertible Preferred Stock [Member]	Mar. 31, 2005 Series A Preferred Stock [Member]	Aug. 31, 2004 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2006 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Oct. 31, 2008 Series C Preferred Stock [Member]	Sep. 30, 2007 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Apr. 30, 2011 Initial Public Offering [Member]	Dec. 31, 2011 Initial Public Offering [Member]	Jun. 30, 2012 Equity Financing [Member]	Jun. 30, 2012 Equity Financing [Member] Minimum [Member]	Jun. 30, 2012 Equity Financing [Member] Maximum [Member]
Capital Structure [Abstract]
Common stock, shares authorized (in shares)		90,000,000		90,000,000	90,000,000			90,000,000	90,000,000	90,000,000
Common stock, voting rights				Each holder of common stock is entitled to one vote for each share held
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)				1,107,939																			600,000		1,107,939,000
Warrants to purchase common stock (in shares)				1,046,102				1,046,102				11,046													1,046,102,000
Purchase price per security (in dollars per share)				$ 28.30				$ 28.30																	$ 28.30
Proceeds from issuance through private placement				$ 28,900,000																					$ 28,900,000
Gross proceeds from initial public offering					30,000,000
Sale price per share of stock (in dollars per share)		$ 2.95		$ 4.70				$ 4.70	$ 2.95	$ 2.95	$ 26.00		$ 1.61683			$ 1.82		$ 1.82	$ 1.82					$ 50
Net proceeds received after underwriting fees and offering expenses	25,700,000
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)		566,000		565,196	566,000			565,196	566,000	566,000
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)																					1.50%	6.00%				1.50%	6.00%
Percentage of purchase price entity is obligated to pay investors upon failure to satisfy current public information requirements (in hundredths)																						12.00%					12.00%
Preferred stock, shares authorized (in shares)		10,000,000		10,000,000	10,000,000			10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)		0		0	0			0	0	0			3,247,095	20,943,577		27,637,363		11,793,127	18,332,965
Cash proceeds from issuance of preferred stock		0	0	0	0	0	139,960,000	139,960,000		139,960,000			5,200,000	30,100,000		50,000,000		21,400,000	33,200,000
Value of shares issued for conversion of principal and interest on the convertible notes		0	0	0	191,909,000	0	0	191,909,000	191,909,000					3,600,000
Stock issuance costs															$ 200,000		$ 300,000			$ 300,000
Preferred stock, dividend rate (in hundredths)				8.00%